Note 19 - Trade and Other Receivables	12 Months Ended
Dec. 31, 2018
Statement Line Items [Line Items]
Disclosure of trade and other receivables [text block]
19
       Trade and other receivables

	2018	2017

Bullion revenue receivable	2,695	1,386
VAT receivables	2,743	2,947
Deposits for stores and equipment and other receivables	954	629
	6,392	4,962

The Group's exposure to credit and currency risks, and impairment losses related to trade and other receivables is disclosed in notes
7
and
30.
The net carrying value of trade receivables is considered a reasonable approximation of fair value and are short-term in nature.